Sales revenues (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales revenues	$ 102,409	$ 124,474	$ 83,966
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	76,290	94,292	61,191
Country China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	7,232	6,389	7,053
Americas [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	4,846	7,166	4,702
Europe [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,534	5,932	3,110
Asia [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,447	1,505	1,671
Country United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,924	4,914	2,162
Country Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	3,063	4,271	3,913
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	73	5	164
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 26,119	$ 30,182	$ 22,775